Pledged Bank Deposits/Fixed Bank Deposits with Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information - Additional Information (Detail)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of deposits from banks [line items]
Fixed bank deposits with an original maturity period of three months or less	¥ 360,000,000	$ 55,331,000	¥ 360,000,000
Fixed bank deposits interest rate	1.35%	1.35%
The PRC (country of domicile) [Member]
Disclosure of deposits from banks [line items]
Balances that were placed with banks	¥ 1,071,221,000	$ 164,644,000	¥ 1,218,090,000